Reg. ICA No. 811-8360
                                                             File No. 33-75340


 As filed via EDGAR with the Securities and Exchange Commission on June 28, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                            Pre-Effective Amendment No.                     |_|


                         Post-Effective Amendment No. 23                    |X|

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                       |X|

                                Amendment No. 23



                                ----------------

                        GUINNESS FLIGHT INVESTMENT FUNDS
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101
                           --------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (818) 795-0039

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                            ------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Mr. James Atkinson
                        Guinness Flight Investment Funds
                        225 South Lake Avenue, Suite 777
                           Pasadena, California 91101

It is proposed that this filing will become effective:

|_|     Immediately upon filing pursuant   |X| on July 15, 1999 pursuant
        to paragraph (b)                       to paragraph (b)
|_|     60 days after filing pursuant to   |_| on (date) pursuant to
        paragraph (a)(1)                       paragraph (a)(1)
|_|     75 days after filing pursuant to   |_| on (date) pursuant to
        paragraph (a)(2)                       paragraph (a)(2), of rule 485(b).

If appropriate, check the following box:
|X| this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                              CROSS-REFERENCE SHEET


               (Pursuant to Rule 404 showing location in each form of Prospectus of the responses to the Items in Part A and location in each form of Prospectus and the Statement of Additional Information of the responses to the Items in Part B of Form N-1A).


                         GUINNESS FLIGHT [ ] INDEX FUND


The Registrant has filed the information required in the prospectus in Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A on April 2, 1999, (accession number 0000922423-99-000494) and is hereby incorporated by reference. The Registrant has not amended its prospectus.


        Item Number
        Form N-1A,                                                     Statement of Additional
          Part A              Prospectus Caption                         Information Caption
          ------              ------------------                         -------------------

           1(a)               Front Cover Page                                    *

            (b)               Back Cover Page                                     *

           2(a)               Risk/Return Summary:                                *
                              Investment Objective

            (b)               Investment Strategies                               *

            (c)               Not Applicable                                      *

             3                Fees and Expenses                                   *

           4(a)               Risk/Return Summary:                                *
                              Investment Objective

            (b)               Investment Strategies                               *

            (c)               Risk/Return Summary:                                *
                              Principal Risks; Risks of
                              Investing

             5                Not Applicable                                      *

           6(a)               Guinness Flight Management                          *

            (b)               Not Applicable                                      *

           7(a)               Finances - Net Asset Value                          *

            (b)               Shareholder Guide: Your                             *
                              Account with Guinness Flight -
                              Investment Minimums, How to
                              Purchase, Exchange and Sell
                              Shares, Subsequent Investments

            (c)               Shareholder Guide: Your                             *
                              Account with Guinness Flight -
                              Investment Minimums, How to
                              Exchange and Redeem Shares,
                              Exchanges and Redemption
                              Issues



                                      - 2 -





        Item Number
        Form N-1A,                                                     Statement of Additional
          Part A              Prospectus Caption                         Information Caption
          ------              ------------------                         -------------------

            (d)               Finances - Dividends and                            *
                              Capital Gains Distributions

            (e)               Finances - Tax Issues                               *

            (f)               Not Applicable                                      *

           8(a)               Not Applicable                                      *

            (b)               Finances - Distribution Plan                        *

            (c)               Not Applicable                                      *

             9                Not Applicable                                      *



                                      - 3 -





                         GUINNESS FLIGHT [ ] INDEX FUND


The Registrant has filed the information required in the statement of additional information in Post-Effective Amendment No. 20 to its Registration Statement nd
Form N-1A on April 2, 1999, (accession number 0000922423-99-000494) and is hereby incorporated by reference. The Registrant has not amended its statement of additional information.



Item Number
Form N-1A,                                                    Statement of Additional
  Part B                Prospectus Caption                     Information Caption
  ------                ------------------                     -------------------


10                           *                                   Front Cover Page

11                           *                                   General Information and
                                                                 History

12(a)                        *                                   General Information and
                                                                 History

12(b)                 Investment Strategies; Principal           Investment Strategies and
                      Risks; Risks of Investing                  Risks

12(c)                        *                                   Investment Restrictions and
                                                                 Policies

12(d)                        *                                   Investment Objective and
                                                                 Policies

12(e)                        *                                   Not Applicable

13(a)                        *                                   Management of the Funds

13(b)                        *                                   Management of the Funds

13(c)                        *                                   Management of the Funds

13(d)                        *                                   Management of the Funds

13(e)                        *                                   Not Applicable

14(a)                        *                                   Not Applicable

14(b)                        *                                   Shareholder Reports -
                                                                 Principal Holders

14(c)                        *                                   Management of the Funds

15(a)                 Guinness Flight Management                 The Investment Adviser and
                                                                 Advisory Agreements

  (b)                        *                                   Not Applicable

  (c)                 Guinness Flight Management                 The Investment Adviser and
                                                                 Advisory Agreements

  (d)                        *                                   The Administrator;
                                                                 Administration Agreement,



                                      - 4 -





Item Number
Form N-1A,                                              Statement of Additional
  Part B                Prospectus Caption                 Information Caption
  ------                ------------------                 -------------------

                                                                 Distribution Agreement and
                                                                 Distribution Plan

  (e)                        *                                   Not Applicable

  (f)                        *                                   Not Applicable

  (g)                        *                                   Administration Agreement,
                                                                 Distribution Agreement and
                                                                 Distribution Plan


  (h)                        *                                   Not Applicable

16(a)                        *                                   Portfolio Transactions

  (b)                        *                                   Portfolio Transactions

  (c)                        *                                   Portfolio Transactions

  (d)                        *                                   Not Applicable

  (e)                        *                                   Not Applicable


17(a)                        *                                   Description of the Funds

  (b)                        *                                   Not Applicable

18(a)                 How to Purchase, Exchange                  Additional Purchase and
                      and Sell Shares                            Redemption Information

  (b)                        *                                   Not Applicable

  (c)                 Finances - Net Asset Value                 Computation of Net Asset
                                                                 Value

  (d)                        *                                   Additional Purchase and
                                                                 Redemption Information

19(a)                        *                                   Tax Matters

  (b)                        *                                   Tax Matters


20(a)                        *                                   Not Applicable

  (b)                        *                                   Not Applicable

  (c)                        *                                   Not Applicable

21(a)                        *                                   Not Applicable



                                      - 5 -





  (b)                        *                                   Performance Information

22(a)                        *                                   Financial Statements


  (b)                        *                                   Financial Statements

  (c)                        *                                   Financial Statements



Part C
------

        Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE


THE PURPOSE OF THIS FILING IS SOLELY TO DESIGNATE A NEW EFFECTIVE DATE FOR POST-EFFECTIVE AMENDMENT NO. 20 TO REGISTRATION STATEMENT ON FORM N-1A OF THE REGISTRANT AND TO FILE CURRENT EXHIBITS TO THE REGISTRANT'S REGISTRATION
STATEMENT. THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUNDS SUBJECT TO SUCH POST-EFFECTIVE AMENDMENT HAVE NOT BEEN AMENDED AND ARE INCORPORATED BY REFERENCE HEREIN IN THEIR ENTIRETY.

                            PART C. OTHER INFORMATION
                            -------------------------

ITEM 23. Exhibits
         --------

               (a) (1)Certificate of Trust.  (2)

               (a) (2)Trust Instrument.  (2)

               (b)    By-laws.  (2)

               (c)    None.

               (d)    Investment   Advisory  Agreement  between  Registrant  and
                      Guinness Flight Investment Management Limited. (5)

               (e) General Distribution Agreement between Registrant and First Fund Distributors, Inc. (5)

               (f)    None.

               (g)    Amended  Custodian   Agreement   between   Registrant  and
                      Investors Bank & Trust Company. (5)

               (h) (1)Amended Transfer Agency and Service Agreement between
                      Registrant and State Street Bank and Trust Company.  (5)

               (h) (2)Amended Administration Agreement between Registrant and
                      Investment Company Administration Corporation.  (5)

               (i)(1) Opinion  of  Kramer,  Levin,  Naftalis  & Frankel as to
                      legality of securities being registered. (4)

               (i)(2) Opinion of Morris, Nichols, Arsht & Tunnell.  (3)

               (j)(1) Consent of Kramer Levin Naftalis & Frankel LLP, Counsel
                      for the Registrant. (6)

               (j)(2) Consent of Ernst & Young LLP, Independent Auditors for the
                      Registrant. (6)


               (k) Annual Report for the year ended December 31, 1998 is incorporated by reference from the Rule 30D filing made by the Registrant on March 3, 1999 (Accession number 0001047469-99- 008302).


               (l)    Investment Letters.  (3)

               (m)    Distribution and Service Plan.  (5)

               (n)    None

               (o)    None

--------------------------------

               (1) Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed electronically on February 14, 1996, accession number 0000922423-96-000062 and incorporated herein by reference.

               (2) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.

               (3) Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on April 25, 1997, accession number 0000922423-97-000401 and incorporated herein by reference.

               (4) Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1998, accession number 0000922423-98-000615 and incorporated herein by reference.

               (5) Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed electronically on August 28, 1998, accession number 0000922423-98-000948 and incorporated herein by reference.

               (6) Filed herewith.


ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

               None.

ITEM 25. Indemnification
         ---------------

               Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant's Trustees and officers, as follows:

               "Section 10.02  Indemnification.

         (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                 (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                 (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) No indemnification shall be provided hereunder to a Covered Person:

                 (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                 (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

         (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
         (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

                 Guinness Flight Investment Management Limited provides management services to the Registrant and its series. To the best of the Registrant's knowledge, the directors and officers have not held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature.

ITEM 27. Principal Underwriters
         ----------------------

                 (a) First Fund Distributors, Inc., the Registrant's principal underwriter, also acts as the principal underwriter for the following investment companies:
                        (1) Jurika & Voyles Fund Group;
                        (2) RNC Mutual Fund Group, Inc.;
                        (3) PIC Investment Trust;

                        (4) Hotchkis & Wiley Funds;
                        (5) Masters' Select Equity Fund;
                        (6) O'Shaughnessy Funds Inc.;
                        (7) Professionally Managed Portfolios;
                                 -  Avondale Total Return Fund
                                 -  Osterweis Fund
                                 -  Perkins Opportunity Fund
                                 -  Pro Conscience Women's Equity Mutual Fund
                                 -  Academy Value Fund
                                 -  Trent Equity Fund
                                 -  Leonetti Balanced Fund
                                 -  Lighthouse Growth Fund
                                 -  U.S. Global Leaders Growth Fund
                                 -  Boston Managed Growth Fund
                                 -  Harris Bretall & Sullivan & Smith Growth
                                    Fund
                                 -  Pzena Growth Fund
                                 -  Titan Investment Trust
                        (8)   Rainier Investment Management Mutual Funds;
                        (9)   Kayne Anderson Mutual Funds;
                        (10)  The Purisima Total Return Fund;
                        (11)  Advisor's Series Trust;
                                 -  American Trust Allegiance Fund
                                 -  Information Tech 100 Mutual Fund
                                 -  Kaminski Poland Fund
                                 -  Ridgeway Helms Millenium Fund

                 (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc., Registrant's principal underwriter:


Name and Principal                       Position and Offices with               Position and Offices
Business Address                         Principal Underwriter                      with Registrant
----------------                         ---------------------                      ---------------

Robert H. Wadsworth                      President/Treasurer                       Assistant Treasurer
4455 East Camelback Road
Suite 261E
Phoenix, AZ  85014

Steven J. Paggioli                       Vice President/Secretary                  Secretary
479 West 22nd Street
New York, NY 10011

Eric M. Banhazl                          Vice President                            Treasurer
2020 East Financial Way
Suite 100
Glendora, CA  91741




                 (c)    not applicable

ITEM 28. Location of Accounts and Records
         --------------------------------

                 The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Investment Company Administration Corporation, 2020 East Financial Way, Suite 100, Glendora, CA 91741, except for those maintained by the Funds' Custodian.


ITEM 29. Management Services
         -------------------

                 Not applicable.

ITEM 30. Undertakings
         ------------

                 (1) Registrant undertakes to furnish each person to whom a prospectus is delivered, a copy of the Fund's latest annual report to shareholders which will include the information required by Item 5A, upon request and without charge.

                 (2) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees if requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities, and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on this 28th of June, 1999.



                                 GUINNESS FLIGHT INVESTMENT FUNDS


                                 By: /s/ James J. Atkinson
                                    -----------------------------
                                        James J. Atkinson
                                        President




         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           Signature                    Title                    Date


    /s/ Eric Banhazl                    Treasurer          June 28, 1999
------------------------------
         Eric Banhazl


    /s/ Timothy Guinness                Trustee            June 28, 1999
------------------------------
         Timothy Guinness


     /s/ Dr. Gunter Dufey               Trustee            June 28, 1999
------------------------------
         Dr. Gunter Dufey


    /s/ J. I. Fordwood                  Trustee            June 28, 1999
------------------------------
         J. I. Fordwood


    /s/ Bret A. Herscher                Trustee            June 28, 1999
------------------------------
         Bret A. Herscher


    /s/ J. Brooks Reece, Jr.            Trustee            June 28, 1999
------------------------------
         J. Brooks Reece, Jr.

                                  EXHIBIT INDEX
                                  -------------


EX-99.B10           Consent of Kramer Levin Naftalis & Frankel LLP,  Counsel for
                    the Registrant

EX-99.B11           Consent of Ernst & Young LLP,  Independent  Auditors for the
                    Registrant